Subsequent Event - Additional Information (Detail) $ in Millions	Aug. 16, 2017 USD ($) shares	Aug. 17, 2017 USD ($)	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Value in earn-out consideration			$ 2.2
Subsequent Event [Member] | High Mesa Holdings Lp [Member]
Subsequent Event [Line Items]
Cash contributions to be received	$ 400.0
SRII [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Earn-out consideration, Day for volume-weighted average price	20 days
Capital contribution		$ 200.0
SRII [Member] | Subsequent Event [Member] | Silver Run Acquisition Corporation Opco Lp [Member]
Subsequent Event [Line Items]
Leverage ratio	1.5
SRII [Member] | Subsequent Event [Member] | High Mesa Holdings Lp [Member] | Silver Run Acquisition Corporation Opco Lp [Member]
Subsequent Event [Line Items]
Common units | shares	220,000,000
Value in earn-out consideration	$ 800.0
Common Class C [Member] | SRII [Member] | Subsequent Event [Member] | Silver Run Acquisition Corporation Opco Lp [Member]
Subsequent Event [Line Items]
Redeemable days after closing	180 days
Alta Mesa Holdings Gp Llc [Member] | SRII [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Economic interests	100.00%
Voting interests	90.00%
Alta Mesa Holdings Gp Llc [Member] | Common Class A [Member] | SRII [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Economic interests	100.00%
Alta Mesa Holdings Gp Llc [Member] | Common Class B [Member] | SRII [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Economic interests	100.00%
Kingfisher Midstream Llc [Member] | SRII [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of ownership	100.00%